SELECT*LIFE II
VARIABLE ESTATE DESIGN
VARIABLE ACCUMULATION DESIGNSM
FLEXDESIGN VUL®
ING PROTECTOR ELITE
ING INVESTOR ELITE
FLEXIBLE PREMIUMVARIABLE UNIVERSAL LIFE INSURANCE POLICIES
and
SELECT*ANNUITY III
AN INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACT

issued by
RELIASTAR LIFE INSURANCE COMPANY
and its
SELECT*LIFE VARIABLE ACCOUNT
RELIASTAR SELECT VARIABLE ACCOUNT

Supplement dated January 18, 2007, to your current Variable Annuity/Life Insurance Prospectus. Please read it carefully and keep it with your Prospectus for future reference.
_________________________________________________________________________________

Since late 2003, ReliaStar Life Insurance Company (“ReliaStar”) has been engaged in litigation with Paul M. Prusky (“Prusky”), et al. regarding a 1998 agreement between Prusky and ReliaStar. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain ReliaStar variable life insurance policies (“market timing”). ING acquired ReliaStar in 2000. Since late 2003, ReliaStar has refused to accept electronic trading instructions from Prusky. ReliaStar’s current excessive trading policy is described in the Limits on Frequent or Disruptive Transfers section of your Prospectus.

On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”) ordered ReliaStar to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment, Paul M. Prusky, et.al v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”).) ReliaStar is considering its legal options in light of the Order; however, in the meantime, ReliaStar must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that the ReliaStar variable life insurance policies owned by Prusky allow ReliaStar to enforce conditions on trading imposed by the funds in which the ReliaStar subaccounts invest. (Memorandum Accompanying the Order, at pp.9-10.) ReliaStar will enforce all fund-imposed conditions on trading consistent with the Order. Prusky’s ReliaStar policies include subaccounts investing in the following funds; the prospectus for each fund describes restrictions imposed by the fund to prevent or minimize frequent trading.

• American Growth Fund (Class 2)	• ING AllianceBernstein Mid Cap Growth Portfolio (Class I)
• American Growth-Income Fund (Class 2)	• ING BlackRock Large Cap Growth Portfolio (Class I)
• American International Fund (Class 2)	• ING Evergreen Health Sciences Portfolio (Class I)
• Fidelity® VIP Contrafund® Portfolio (Initial Class)	• ING Evergreen Omega Portfolio (Class I)
• Fidelity® VIP Equity-Income Portfolio (Initial Class)	• ING FMRSM Diversified Mid Cap Portfolio (Class I)

(Continued on next page.)

140972	Page 1 of 2	January 2007

•	ING FMRSM Large Cap Growth Portfolio (Class I)	•	ING UBS U.S. Allocation Portfolio (Class S)
•	ING Global Resources Portfolio (Class I)	•	ING Van Kampen Growth and Income Portfolio (Class S)
•	ING JPMorgan Emerging Markets Equity Portfolio	•	ING VP Index Plus International Equity Portfolio (Class S)
	(Class I)	•	ING Wells Fargo Small Cap Disciplined Portfolio (Class I)
•	ING JPMorgan Small Cap Core Equity Portfolio (Class I)	•	ING Baron Small Cap Growth Portfolio (I Class)
•	ING JPMorgan Value Opportunities Portfolio (Class I)	•	ING Columbia Small Cap Value II Portfolio (I Class)
•	ING Julius Baer Foreign Portfolio (Class I)	•	ING JP Morgan Mid Cap Value Portfolio (I Class)
•	ING Legg Mason Value Portfolio (Class I)	•	ING Lord Abbett U.S. Government Securities Portfolio
•	ING Lifestyle Aggressive Growth Portfolio (Class I)		(I Class)
•	ING Lifestyle Growth Portfolio (Class I)	•	ING Neuberger Berman Partners Portfolio (I Class)
•	ING Lifestyle Moderate Growth Portfolio (Class I)	•	ING Neuberger Berman Regency Portfolio (I Class)
•	ING Lifestyle Moderate Portfolio (Class I)	•	ING Oppenheimer Global Portfolio (I Class)
•	ING Limited Maturity Bond Portfolio (Class S)	•	ING Oppenheimer Strategic Income Portfolio (S Class)
•	ING Liquid Assets Portfolio (Class I)	•	ING PIMCO Total Return Portfolio (I Class)
•	ING MarketPro Portfolio (Class I)	•	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
•	ING MarketStyle Growth Portfolio (Class I)		(I Class)
•	ING MarketStyle Moderate Growth Portfolio (Class I)	•	ING UBS U.S. Large Cap Equity Portfolio (I Class)
•	ING MarketStyle Moderate Portfolio (Class I)	•	ING Van Kampen Comstock Portfolio (I Class)
•	ING Marsico Growth Portfolio (Class I)	•	ING Van Kampen Equity and Income Portfolio (I Class)
•	ING Marsico International Opportunities Portfolio (Class I)	•	ING VP Balanced Portfolio (Class I)
•	ING MFS Total Return Portfolio (Class I)	•	ING VP Index Plus LargeCap Portfolio (Class I)
•	ING MFS Utilities Portfolio (Class S)	•	ING VP Index Plus MidCap Portfolio (Class I)
•	ING Oppenheimer Main Street Portfolio® (Class I)	•	ING VP Index Plus SmallCap Portfolio (Class I)
•	ING Pioneer Fund Portfolio (Class I)	•	ING VP Intermediate Bond Portfolio (Class I)
•	ING Pioneer Mid Cap Value Portfolio (Class I)	•	ING VP High Yield Bond Portfolio (Class I)
•	ING Stock Index Portfolio (Class I)	•	ING VP Real Estate Portfolio (Class S)
•	ING T. Rowe Price Capital Appreciation Portfolio (Class I)	•	ING VP SmallCap Opportunities Portfolio (Class I)
•	ING T. Rowe Price Equity Income Portfolio (Class I)	•	Neuberger Berman AMT Socially Responsive Portfolio®
(Class I)

140972	Page 2 of 2	January 2007